Provision for Income Taxes - Schedule of Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Taxes [Abstract]
Profit / (Loss) Income before taxes	$ (8,079,392)	$ 9,728,723
Tax credit (expense) at the effective tax rates	(122,670)	1,705,862
Tax effect on non-taxable income	(4)	(3,682,167)
Tax effect on non-deductible expenses	123,033	1,975,290
Tax losses unable to be utilized	(359)	1,015
Tax (income) expense